LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments
March 31, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–95.47%
Brazil–3.72%
Ambev SA	205,500	$512,992
Atacadao SA	27,900	74,987
B3 SA - Brasil Bolsa Balcao	245,900	588,348
Banco Bradesco SA	68,184	173,471
Banco BTG Pactual SA	51,372	374,171
Banco do Brasil SA	37,500	423,795
Banco Santander Brasil SA	16,500	93,794
BB Seguridade Participacoes SA	30,700	199,488
Caixa Seguridade Participacoes SA	19,500	61,120
CCR SA	44,500	122,886
Centrais Eletricas Brasileiras SA	52,485	436,067
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	15,000	253,828
Cia Siderurgica Nacional SA	29,200	91,465
Cosan SA	52,200	168,296
CPFL Energia SA	10,100	70,201
Energisa SA	11,566	110,693
†Eneva SA	24,400	62,321
Engie Brasil Energia SA	8,925	71,572
Equatorial Energia SA	44,489	290,065
†Hapvida Participacoes e Investimentos SA	216,291	159,995
Hypera SA	16,700	110,015
JBS SA	34,100	145,636
Klabin SA	33,100	166,444
Localiza Rent a Car SA	39,694	435,135
Lojas Renner SA	42,543	143,608
†Magazine Luiza SA	159,784	57,346
Natura & Co. Holding SA	39,696	140,805
Petroleo Brasileiro SA	161,800	1,236,550
PRIO SA	35,200	340,953
Raia Drogasil SA	55,856	306,042
Rede D'Or Sao Luiz SA	25,300	127,524
Rumo SA	56,018	247,845
Sendas Distribuidora SA	59,500	175,816
Suzano SA	34,530	440,489
Telefonica Brasil SA	17,900	180,271
TIM SA	37,300	132,306
TOTVS SA	23,114	131,299
Ultrapar Participacoes SA	32,100	182,728
Vale SA	147,592	1,796,271
Vibra Energia SA	50,200	250,229
WEG SA	73,000	557,609
		11,644,476
Chile–0.38%
Banco de Chile	1,958,392	217,872
†Banco de Credito e Inversiones SA	3,351	95,800
Banco Santander Chile	2,907,460	144,814
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Chile (continued)
Cencosud SA	56,277	$97,646
Cia Sud Americana de Vapores SA	630,388	47,419
Empresas CMPC SA	49,502	100,593
Empresas COPEC SA	16,219	116,523
Enel Americas SA	934,776	91,124
Enel Chile SA	1,227,574	73,797
†Falabella SA	38,497	101,098
†Latam Airlines Group SA	8,046,006	100,270
		1,186,956
China–21.72%
†360 Security Technology, Inc. Class A	10,200	12,490
37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	2,800	6,834
AAC Technologies Holdings, Inc.	32,000	107,322
Accelink Technologies Co. Ltd. Class A	1,600	8,527
Advanced Micro-Fabrication Equipment, Inc. China Class A	1,031	21,292
AECC Aero-Engine Control Co. Ltd. Class A	3,000	7,534
AECC Aviation Power Co. Ltd. Class A	4,101	19,048
Agricultural Bank of China Ltd. Class A	136,300	78,641
Agricultural Bank of China Ltd. Class H	1,208,000	509,320
Aier Eye Hospital Group Co. Ltd. Class A	14,558	25,903
AIMA Technology Group Co. Ltd. Class A	1,000	4,296
†Air China Ltd. Class A	14,900	15,050
†Air China Ltd. Class H	70,000	33,985
†Akeso, Inc.	22,000	131,125
Alibaba Group Holding Ltd.	706,000	6,336,672
Aluminum Corp. of China Ltd. Class A	21,800	21,446
Aluminum Corp. of China Ltd. Class H	174,000	110,488
Amlogic Shanghai Co. Ltd. Class A	871	5,815
Angel Yeast Co. Ltd. Class A	1,800	7,173
Anhui Conch Cement Co. Ltd. Class A	6,500	19,984
Anhui Conch Cement Co. Ltd. Class H	54,000	112,320
LVIP SSGA Emerging Markets Equity Index Fund–1

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Anhui Gujing Distillery Co. Ltd. Class A	600	$21,787
Anhui Gujing Distillery Co. Ltd. Class B	4,800	67,521
†Anhui Jianghuai Automobile Group Corp. Ltd. Class A	3,600	8,383
Anhui Kouzi Distillery Co. Ltd. Class A	1,300	7,267
Anhui Yingjia Distillery Co. Ltd. Class A	900	8,119
Anjoy Foods Group Co. Ltd. Class A	600	6,887
Anker Innovations Technology Co. Ltd. Class A	300	3,177
ANTA Sports Products Ltd.	55,400	588,902
†Asia - Potash International Investment Guangzhou Co. Ltd. Class A	1,600	4,277
Asymchem Laboratories Tianjin Co. Ltd. Class A	540	6,672
Autobio Diagnostics Co. Ltd. Class A	900	7,097
Autohome, Inc. ADR	3,000	78,660
Avary Holding Shenzhen Co. Ltd. Class A	4,200	13,726
AVIC Industry-Finance Holdings Co. Ltd. Class A	20,400	8,468
AviChina Industry & Technology Co. Ltd. Class H	106,000	41,713
Avicopter PLC Class A	1,300	7,461
†BAIC BluePark New Energy Technology Co. Ltd. Class A	4,400	4,609
†Baidu, Inc. Class A	97,700	1,281,962
Bank of Beijing Co. Ltd. Class A	34,500	26,970
Bank of Changsha Co. Ltd. Class A	4,200	4,480
Bank of Chengdu Co. Ltd. Class A	5,100	9,547
Bank of China Ltd. Class A	52,700	31,937
Bank of China Ltd. Class H	3,442,000	1,420,442
Bank of Communications Co. Ltd. Class A	62,620	54,151
Bank of Hangzhou Co. Ltd. Class A	9,300	14,232
Bank of Jiangsu Co. Ltd. Class A	26,800	29,071
Bank of Nanjing Co. Ltd. Class A	16,600	20,740
Bank of Ningbo Co. Ltd. Class A	10,370	29,873
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Bank of Shanghai Co. Ltd. Class A	23,040	$21,390
Bank of Suzhou Co. Ltd. Class A	5,000	4,933
Baoshan Iron & Steel Co. Ltd. Class A	38,300	34,286
†BeiGene Ltd.	29,700	360,867
Beijing Dabeinong Technology Group Co. Ltd. Class A	9,300	6,331
Beijing Enlight Media Co. Ltd. Class A	6,400	9,147
Beijing Enterprises Water Group Ltd.	180,000	40,016
Beijing Kingsoft Office Software, Inc. Class A	751	31,068
Beijing New Building Materials PLC Class A	2,500	9,896
Beijing Oriental Yuhong Waterproof Technology Co. Ltd. Class A	1,500	3,333
Beijing Roborock Technology Co. Ltd. Class A	110	5,204
Beijing Tongrentang Co. Ltd. Class A	2,100	12,111
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	1,108	10,645
Beijing Yanjing Brewery Co. Ltd. Class A	3,000	3,810
Beijing-Shanghai High Speed Railway Co. Ltd. Class A	59,700	41,218
†Beiqi Foton Motor Co. Ltd. Class A	7,100	2,682
Bethel Automotive Safety Systems Co. Ltd. Class A	600	4,538
†Bilibili, Inc. Class Z	8,680	97,924
Bloomage Biotechnology Corp. Ltd. Class A	680	5,282
BOC International China Co. Ltd. Class A	6,000	8,310
BOE Technology Group Co. Ltd. Class A	54,600	30,445
BYD Co. Ltd. Class A	2,900	83,612
BYD Co. Ltd. Class H	45,000	1,159,080
BYD Electronic International Co. Ltd.	35,000	129,010
By-health Co. Ltd. Class A	3,900	8,995
C&D International Investment Group Ltd.	28,733	50,147
Caitong Securities Co. Ltd. Class A	4,430	4,524
†Cambricon Technologies Corp. Ltd. Class A	557	13,769
LVIP SSGA Emerging Markets Equity Index Fund–2

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Canmax Technologies Co. Ltd. Class A	1,560	$4,252
CECEP Solar Energy Co. Ltd. Class A	6,700	4,830
CGN Power Co. Ltd. Class H	456,000	135,165
Changchun High & New Technology Industry Group, Inc. Class A	800	13,437
Changjiang Securities Co. Ltd. Class A	12,800	9,015
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	600	11,737
Chaozhou Three-Circle Group Co. Ltd. Class A	2,700	9,287
Chengxin Lithium Group Co. Ltd. Class A	1,900	5,053
China Baoan Group Co. Ltd. Class A	5,600	8,143
China CITIC Bank Corp. Ltd. Class H	389,000	207,251
China Coal Energy Co. Ltd. Class H	91,000	88,594
China Communications Services Corp. Ltd. Class H	108,000	50,365
China Construction Bank Corp. Class A	15,600	14,742
China CSSC Holdings Ltd. Class A	7,600	36,384
†China Eastern Airlines Corp. Ltd. Class A	19,600	9,898
China Energy Engineering Corp. Ltd. Class A	52,400	15,225
China Everbright Bank Co. Ltd. Class A	75,100	32,420
China Everbright Bank Co. Ltd. Class H	132,000	37,946
China Feihe Ltd.	160,000	75,228
†China Film Co. Ltd. Class A	2,100	3,548
China Galaxy Securities Co. Ltd. Class A	6,800	11,121
China Galaxy Securities Co. Ltd. Class H	158,000	77,517
China Great Wall Securities Co. Ltd. Class A	5,800	5,898
China Greatwall Technology Group Co. Ltd. Class A	7,200	9,833
China Hongqiao Group Ltd.	104,500	117,492
China International Capital Corp. Ltd. Class A	2,500	11,083
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
China International Capital Corp. Ltd. Class H	64,400	$76,356
China Jushi Co. Ltd. Class A	5,046	7,310
China Life Insurance Co. Ltd. Class A	4,500	17,745
China Life Insurance Co. Ltd. Class H	324,000	388,706
†China Literature Ltd.	17,800	59,471
China Longyuan Power Group Corp. Ltd. Class H	148,000	103,622
China Medical System Holdings Ltd.	60,000	63,013
China Mengniu Dairy Co. Ltd.	137,000	294,063
China Merchants Bank Co. Ltd. Class A	31,900	142,034
China Merchants Bank Co. Ltd. Class H	170,000	672,233
China Merchants Energy Shipping Co. Ltd. Class A	12,400	13,228
China Merchants Securities Co. Ltd. Class A	12,100	23,171
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	13,100	17,509
China Minsheng Banking Corp. Ltd. Class A	61,300	34,435
China National Chemical Engineering Co. Ltd. Class A	7,700	7,095
China National Nuclear Power Co. Ltd. Class A	27,400	33,930
China National Software & Service Co. Ltd. Class A	2,080	8,844
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	5,800	15,320
China Oilfield Services Ltd. Class H	80,000	91,990
China Overseas Land & Investment Ltd.	166,000	238,812
China Overseas Property Holdings Ltd.	60,000	33,193
China Pacific Insurance Group Co. Ltd. Class A	11,000	34,427
China Pacific Insurance Group Co. Ltd. Class H	113,800	199,193
China Petroleum & Chemical Corp. Class A	51,600	44,407
China Petroleum & Chemical Corp. Class H	1,056,000	599,042
China Power International Development Ltd.	220,000	90,227
LVIP SSGA Emerging Markets Equity Index Fund–3

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
China Railway Group Ltd. Class A	35,200	$33,167
China Railway Signal & Communication Corp. Ltd. Class A	15,545	11,808
China Rare Earth Resources & Technology Co. Ltd. Class A	2,200	8,219
China Resources Beer Holdings Co. Ltd.	70,000	322,414
China Resources Land Ltd.	140,000	442,704
China Resources Microelectronics Ltd. Class A	2,365	12,853
China Resources Mixc Lifestyle Services Ltd.	30,600	96,762
China Resources Pharmaceutical Group Ltd.	66,500	42,482
China Resources Power Holdings Co. Ltd.	84,000	195,970
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	1,600	11,673
†China Ruyi Holdings Ltd.	244,000	62,037
China Shenhua Energy Co. Ltd. Class A	10,600	56,671
China Shenhua Energy Co. Ltd. Class H	147,000	577,527
†China Southern Airlines Co. Ltd. Class A	18,500	14,334
China State Construction Engineering Corp. Ltd. Class A	67,600	48,824
China Taiping Insurance Holdings Co. Ltd.	62,400	54,612
China Three Gorges Renewables Group Co. Ltd. Class A	49,200	31,859
China Tourism Group Duty Free Corp. Ltd. Class A	2,900	34,580
China Tourism Group Duty Free Corp. Ltd. Class H	4,200	41,856
China Tower Corp. Ltd. Class H	1,956,000	224,917
China United Network Communications Ltd. Class A	47,100	30,043
China Vanke Co. Ltd. Class A	15,400	19,688
China Vanke Co. Ltd. Class H	97,900	67,794
China Yangtze Power Co. Ltd. Class A	37,584	129,224
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
China Zhenhua Group Science & Technology Co. Ltd. Class A	1,100	$8,308
China Zheshang Bank Co. Ltd. Class A	31,480	12,806
Chongqing Brewery Co. Ltd. Class A	1,000	8,938
Chongqing Changan Automobile Co. Ltd. Class A	13,000	30,884
Chongqing Rural Commercial Bank Co. Ltd. Class A	18,800	12,096
†Chongqing Taiji Industry Group Co. Ltd. Class A	900	4,219
Chongqing Zhifei Biological Products Co. Ltd. Class A	3,600	22,549
CITIC Ltd.	252,000	242,119
CITIC Securities Co. Ltd. Class A	19,785	52,861
CITIC Securities Co. Ltd. Class H	73,775	121,593
CMOC Group Ltd. Class A	29,900	33,799
CMOC Group Ltd. Class H	165,000	140,190
CNGR Advanced Material Co. Ltd. Class A	900	6,468
CNPC Capital Co. Ltd. Class A	11,600	9,020
Contemporary Amperex Technology Co. Ltd. Class A	6,840	178,660
COSCO SHIPPING Development Co. Ltd. Class A	21,800	6,907
COSCO SHIPPING Energy Transportation Co. Ltd. Class A	5,100	11,255
COSCO SHIPPING Energy Transportation Co. Ltd. Class H	56,000	58,026
COSCO SHIPPING Holdings Co. Ltd. Class A	18,390	26,412
COSCO SHIPPING Holdings Co. Ltd. Class H	130,650	137,379
COSCO SHIPPING Ports Ltd.	55,672	30,585
†Country Garden Holdings Co. Ltd.	533,474	33,057
Country Garden Services Holdings Co. Ltd.	96,000	61,450
CRRC Corp. Ltd. Class A	41,800	38,287
CRRC Corp. Ltd. Class H	189,000	101,902
CSC Financial Co. Ltd. Class A	7,200	21,877
LVIP SSGA Emerging Markets Equity Index Fund–4

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
CSPC Innovation Pharmaceutical Co. Ltd. Class A	1,400	$7,217
CSPC Pharmaceutical Group Ltd.	388,240	305,060
Daqin Railway Co. Ltd. Class A	25,700	26,029
DaShenLin Pharmaceutical Group Co. Ltd. Class A	2,520	7,360
Datang International Power Generation Co. Ltd. Class A	21,700	8,557
Dong-E-E-Jiao Co. Ltd. Class A	900	7,574
Dongfang Electric Corp. Ltd. Class A	3,900	8,337
Dongxing Securities Co. Ltd. Class A	7,473	8,158
†East Buy Holding Ltd.	19,500	51,821
East Money Information Co. Ltd. Class A	25,544	45,522
Eastroc Beverage Group Co. Ltd. Class A	200	5,212
Ecovacs Robotics Co. Ltd. Class A	1,000	4,922
ENN Energy Holdings Ltd.	34,300	264,254
ENN Natural Gas Co. Ltd. Class A	3,200	8,479
Eoptolink Technology, Inc. Ltd. Class A	900	8,464
Eve Energy Co. Ltd. Class A	3,055	16,599
Everbright Securities Co. Ltd. Class A	6,000	13,499
†Fangda Carbon New Material Co. Ltd. Class A	8,480	5,632
Far East Horizon Ltd.	68,000	50,390
†FAW Jiefang Group Co. Ltd. Class A	7,100	8,861
First Capital Securities Co. Ltd. Class A	9,800	7,254
Flat Glass Group Co. Ltd. Class A	1,400	5,585
Flat Glass Group Co. Ltd. Class H	18,000	43,741
Focus Media Information Technology Co. Ltd. Class A	24,000	21,584
Foshan Haitian Flavouring & Food Co. Ltd. Class A	7,392	40,481
Fosun International Ltd.	108,000	56,298
Founder Securities Co. Ltd. Class A	5,000	5,410
Foxconn Industrial Internet Co. Ltd. Class A	20,752	67,331
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Fujian Sunner Development Co. Ltd. Class A	2,800	$6,017
Fuyao Glass Industry Group Co. Ltd. Class A	3,300	19,611
Fuyao Glass Industry Group Co. Ltd. Class H	26,800	134,909
Ganfeng Lithium Group Co. Ltd. Class A	2,500	12,428
Ganfeng Lithium Group Co. Ltd. Class H	18,000	55,079
GCL Technology Holdings Ltd.	925,000	151,273
GD Power Development Co. Ltd. Class A	30,300	21,004
GEM Co. Ltd. Class A	10,700	8,764
†Genscript Biotech Corp.	52,000	96,334
GF Securities Co. Ltd. Class A	10,000	18,568
GF Securities Co. Ltd. Class H	43,800	45,272
†Giant Biogene Holding Co. Ltd.	11,800	64,149
Giant Network Group Co. Ltd. Class A	3,300	5,589
GigaDevice Semiconductor, Inc. Class A	952	9,583
Ginlong Technologies Co. Ltd. Class A	750	6,153
GoerTek, Inc. Class A	5,100	11,142
Goldwind Science & Technology Co. Ltd. Class A	8,100	8,327
Goneo Group Co. Ltd. Class A	400	5,672
GoodWe Technologies Co. Ltd. Class A	425	5,874
†Gotion High-tech Co. Ltd. Class A	3,600	10,116
Great Wall Motor Co. Ltd. Class A	3,300	10,419
Great Wall Motor Co. Ltd. Class H	103,500	115,046
Gree Electric Appliances, Inc. of Zhuhai Class A	4,700	25,492
GRG Banking Equipment Co. Ltd. Class A	5,900	9,788
Guangdong Haid Group Co. Ltd. Class A	2,600	15,487
†Guangdong HEC Technology Holding Co. Ltd. Class A	4,800	5,758
Guanghui Energy Co. Ltd. Class A	9,400	9,390
Guangzhou Automobile Group Co. Ltd. Class A	10,400	12,821
LVIP SSGA Emerging Markets Equity Index Fund–5

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	2,000	$7,928
Guangzhou Haige Communications Group, Inc. Co. Class A	5,700	8,281
Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	500	3,916
Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	1,500	7,083
Guangzhou Tinci Materials Technology Co. Ltd. Class A	4,160	12,536
Guangzhou Yuexiu Capital Holdings Group Co. Ltd. Class A	9,595	7,395
†Guolian Securities Co. Ltd. Class A	5,300	8,272
Guosen Securities Co. Ltd. Class A	7,500	8,603
Guotai Junan Securities Co. Ltd. Class A	12,800	25,237
Guoyuan Securities Co. Ltd. Class A	10,040	8,974
H World Group Ltd. ADR	9,000	348,300
Haidilao International Holding Ltd.	74,000	166,968
Haier Smart Home Co. Ltd. Class A	9,400	32,619
Haier Smart Home Co. Ltd. Class H	105,800	329,151
†Hainan Airlines Holding Co. Ltd. Class A	41,100	7,791
†Hainan Airport Infrastructure Co. Ltd. Class A	5,400	2,608
Haitian International Holdings Ltd.	28,000	81,386
Haitong Securities Co. Ltd. Class A	16,200	19,433
Haitong Securities Co. Ltd. Class H	119,600	57,150
Hang Zhou Great Star Industrial Co. Ltd. Class A	1,100	3,723
Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	4,400	4,085
Hangzhou Chang Chuan Technology Co. Ltd. Class A	1,800	7,833
Hangzhou First Applied Material Co. Ltd. Class A	2,025	7,901
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Hangzhou Oxygen Plant Group Co. Ltd. Class A	2,200	$8,690
Hangzhou Robam Appliances Co. Ltd. Class A	2,100	6,959
Hangzhou Silan Microelectronics Co. Ltd. Class A	3,100	8,403
Hangzhou Tigermed Consulting Co. Ltd. Class A	800	5,784
Hansoh Pharmaceutical Group Co. Ltd.	52,000	102,845
Haohua Chemical Science & Technology Co. Ltd. Class A	700	3,180
Heilongjiang Agriculture Co. Ltd. Class A	4,200	7,002
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. Class A	2,800	7,504
Henan Shuanghui Investment & Development Co. Ltd. Class A	5,700	20,332
Hengan International Group Co. Ltd.	28,500	89,758
Hengdian Group DMEGC Magnetics Co. Ltd. Class A	4,100	8,180
†Hengli Petrochemical Co. Ltd. Class A	12,400	23,505
Hengtong Optic-electric Co. Ltd. Class A	4,600	7,790
†Hengyi Petrochemical Co. Ltd. Class A	8,070	7,168
Hesteel Co. Ltd. Class A	11,700	3,448
Hisense Visual Technology Co. Ltd. Class A	1,000	3,271
Hithink RoyalFlush Information Network Co. Ltd. Class A	900	16,788
Hongfa Technology Co. Ltd. Class A	680	2,291
Hoshine Silicon Industry Co. Ltd. Class A	1,100	7,538
Hoymiles Power Electronics, Inc. Class A	156	4,705
†Hua Hong Semiconductor Ltd.	26,000	50,692
Huadian Power International Corp. Ltd. Class A	11,900	11,163
Huadong Medicine Co. Ltd. Class A	2,600	11,051
LVIP SSGA Emerging Markets Equity Index Fund–6

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Huafon Chemical Co. Ltd. Class A	10,800	$9,818
Huagong Tech Co. Ltd. Class A	2,000	8,761
Huaibei Mining Holdings Co. Ltd. Class A	2,800	6,346
Hualan Biological Engineering, Inc. Class A	2,120	5,811
†Huaneng Power International, Inc. Class A	15,100	19,117
†Huaneng Power International, Inc. Class H	188,000	110,731
Huatai Securities Co. Ltd. Class A	13,200	25,240
Huatai Securities Co. Ltd. Class H	56,200	64,192
Huaxia Bank Co. Ltd. Class A	20,400	18,262
Huayu Automotive Systems Co. Ltd. Class A	4,600	10,476
Hubei Jumpcan Pharmaceutical Co. Ltd. Class A	1,300	6,601
Huizhou Desay Sv Automotive Co. Ltd. Class A	800	13,947
Humanwell Healthcare Group Co. Ltd. Class A	3,600	9,638
Hunan Valin Steel Co. Ltd. Class A	9,400	6,685
Hundsun Technologies, Inc. Class A	2,444	7,690
Hwatsing Technology Co. Ltd. Class A	198	4,822
Hygeia Healthcare Holdings Co. Ltd.	15,200	61,950
Hygon Information Technology Co. Ltd. Class A	2,852	30,302
IEIT Systems Co. Ltd. Class A	2,060	12,641
Iflytek Co. Ltd. Class A	3,800	26,089
Imeik Technology Development Co. Ltd. Class A	400	18,729
Industrial & Commercial Bank of China Ltd. Class A	100,800	73,221
Industrial & Commercial Bank of China Ltd. Class H	2,821,000	1,420,069
Industrial Bank Co. Ltd. Class A	33,196	74,637
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Industrial Securities Co. Ltd. Class A	14,342	$10,775
Ingenic Semiconductor Co. Ltd. Class A	1,000	8,465
†Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	72,600	15,972
Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	4,100	9,128
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	18,300	9,242
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	10,200	39,248
Inner Mongolia Yitai Coal Co. Ltd. Class B	47,100	89,773
Inner Mongolia Yuan Xing Energy Co. Ltd. Class A	8,300	6,431
†Innovent Biologics, Inc.	52,500	252,878
†iQIYI, Inc. ADR	19,600	82,908
iRay Technology Co. Ltd. Class A	181	5,566
†Isoftstone Information Technology Group Co. Ltd. Class A	1,500	9,734
JA Solar Technology Co. Ltd. Class A	4,692	11,289
Jason Furniture Hangzhou Co. Ltd. Class A	1,820	9,166
JCET Group Co. Ltd. Class A	1,900	7,632
†JD Health International, Inc.	49,100	173,769
†JD Logistics, Inc.	88,000	89,609
JD.com, Inc. Class A	101,521	1,399,547
Jiangsu Eastern Shenghong Co. Ltd. Class A	10,300	14,137
Jiangsu Expressway Co. Ltd. Class H	52,000	53,216
Jiangsu Hengli Hydraulic Co. Ltd. Class A	2,132	14,858
Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	10,222	65,356
Jiangsu King's Luck Brewery JSC Ltd. Class A	2,000	16,435
Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	900	2,692
Jiangsu Pacific Quartz Co. Ltd. Class A	500	6,277
Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A	3,300	5,050
LVIP SSGA Emerging Markets Equity Index Fund–7

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	2,300	$31,378
Jiangsu Yangnong Chemical Co. Ltd. Class A	910	6,436
Jiangsu Yoke Technology Co. Ltd. Class A	1,000	7,387
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	900	4,244
Jiangsu Zhongtian Technology Co. Ltd. Class A	4,500	8,754
Jiangxi Copper Co. Ltd. Class A	2,900	9,028
Jiangxi Copper Co. Ltd. Class H	49,000	83,515
†Jiangxi Special Electric Motor Co. Ltd. Class A	3,600	4,697
Jinduicheng Molybdenum Co. Ltd. Class A	2,500	3,871
Jinko Solar Co. Ltd. Class A	12,077	13,786
JiuGui Liquor Co. Ltd. Class A	700	5,496
Jizhong Energy Resources Co. Ltd. Class A	7,400	7,659
Joincare Pharmaceutical Group Industry Co. Ltd. Class A	4,600	6,893
Jointown Pharmaceutical Group Co. Ltd. Class A	8,969	9,890
†Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A	1,731	5,959
†Juneyao Airlines Co. Ltd. Class A	1,900	3,131
Kanzhun Ltd. ADR	9,700	170,041
KE Holdings, Inc. ADR	28,500	391,305
Keda Industrial Group Co. Ltd. Class A	4,000	5,712
†Kingdee International Software Group Co. Ltd.	123,000	138,764
Kingnet Network Co. Ltd. Class A	4,200	6,503
Kingsoft Corp. Ltd.	42,400	130,555
†Kuaishou Technology	102,000	639,219
†Kuang-Chi Technologies Co. Ltd. Class A	2,200	6,173
Kunlun Energy Co. Ltd.	172,000	143,500
†Kunlun Tech Co. Ltd. Class A	1,600	8,997
Kweichow Moutai Co. Ltd. Class A	2,000	470,883
LB Group Co. Ltd. Class A	3,100	7,914
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Lenovo Group Ltd.	344,000	$398,635
Lens Technology Co. Ltd. Class A	7,500	14,061
Lepu Medical Technology Beijing Co. Ltd. Class A	4,000	7,638
†Li Auto, Inc. Class A	50,000	774,892
Li Ning Co. Ltd.	102,500	272,394
Liaoning Port Co. Ltd. Class A	33,300	6,450
Lingyi iTech Guangdong Co. Class A	15,300	11,537
Livzon Pharmaceutical Group, Inc. Class A	1,400	7,274
Longfor Group Holdings Ltd.	87,256	123,299
LONGi Green Energy Technology Co. Ltd. Class A	12,072	32,755
Luxshare Precision Industry Co. Ltd. Class A	11,487	47,283
Luzhou Laojiao Co. Ltd. Class A	2,200	56,331
Mango Excellent Media Co. Ltd. Class A	2,400	8,126
Maxscend Microelectronics Co. Ltd. Class A	752	10,455
Meihua Holdings Group Co. Ltd. Class A	4,200	5,846
†Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	5,400	3,743
†Meituan Class B	220,040	2,721,368
Metallurgical Corp. of China Ltd. Class A	27,400	13,003
MGI Tech Co. Ltd. Class A	504	4,142
Midea Group Co. Ltd. Class A	4,500	40,209
Ming Yang Smart Energy Group Ltd. Class A	4,600	5,983
MINISO Group Holding Ltd. ADR	4,216	86,428
Montage Technology Co. Ltd. Class A	1,741	11,192
Muyuan Foods Co. Ltd. Class A	8,550	49,745
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A	3,615	5,537
NARI Technology Co. Ltd. Class A	12,983	43,310
†National Silicon Industry Group Co. Ltd. Class A	3,770	6,964
NAURA Technology Group Co. Ltd. Class A	700	29,704
NetEase, Inc.	83,900	1,745,125
LVIP SSGA Emerging Markets Equity Index Fund–8

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
New China Life Insurance Co. Ltd. Class A	3,300	$13,771
New China Life Insurance Co. Ltd. Class H	36,600	64,812
†New Hope Liuhe Co. Ltd. Class A	5,500	7,130
†New Oriental Education & Technology Group, Inc.	64,500	561,611
Ninestar Corp. Class A	3,200	10,166
Ningbo Deye Technology Co. Ltd. Class A	720	9,378
Ningbo Joyson Electronic Corp. Class A	3,000	6,982
Ningbo Orient Wires & Cables Co. Ltd. Class A	1,400	8,540
Ningbo Shanshan Co. Ltd. Class A	4,700	7,595
Ningbo Tuopu Group Co. Ltd. Class A	1,700	15,044
Ningxia Baofeng Energy Group Co. Ltd. Class A	10,100	21,898
†NIO, Inc. ADR	58,900	265,050
Nongfu Spring Co. Ltd. Class H	88,000	475,028
†Offcn Education Technology Co. Ltd. Class A	7,200	2,979
Offshore Oil Engineering Co. Ltd. Class A	10,800	9,519
Oppein Home Group, Inc. Class A	1,100	9,765
Orient Securities Co. Ltd. Class A	12,216	13,927
†Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A	8,831	3,690
†PDD Holdings, Inc. ADR	25,900	3,010,875
People.cn Co. Ltd. Class A	2,400	8,856
People's Insurance Co. Group of China Ltd. Class A	16,200	11,476
People's Insurance Co. Group of China Ltd. Class H	389,000	124,251
Perfect World Co. Ltd. Class A	4,250	6,263
PetroChina Co. Ltd. Class A	35,000	44,795
PetroChina Co. Ltd. Class H	918,000	784,655
Pharmaron Beijing Co. Ltd. Class A	1,600	4,523
PICC Property & Casualty Co. Ltd. Class H	300,000	395,559
Ping An Bank Co. Ltd. Class A	30,692	44,547
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Ping An Insurance Group Co. of China Ltd. Class A	17,300	$97,398
Ping An Insurance Group Co. of China Ltd. Class H	291,000	1,228,782
Piotech, Inc. Class A	383	9,917
Poly Developments & Holdings Group Co. Ltd. Class A	19,500	25,227
Pop Mart International Group Ltd.	20,600	75,669
Postal Savings Bank of China Co. Ltd. Class A	47,000	30,954
Power Construction Corp. of China Ltd. Class A	25,600	17,498
†Qi An Xin Technology Group, Inc. Class A	952	4,165
Qifu Technology, Inc. ADR	5,000	92,150
†Qinghai Salt Lake Industry Co. Ltd. Class A	8,400	18,480
Risen Energy Co. Ltd. Class A	300	610
Rockchip Electronics Co. Ltd. Class A	300	2,043
Rongsheng Petrochemical Co. Ltd. Class A	16,150	24,245
SAIC Motor Corp. Ltd. Class A	12,400	25,649
Sailun Group Co. Ltd. Class A	4,100	8,265
Sanan Optoelectronics Co. Ltd. Class A	7,600	12,787
†Sangfor Technologies, Inc. Class A	900	7,854
Sany Heavy Equipment International Holdings Co. Ltd.	49,000	31,490
Sany Heavy Industry Co. Ltd. Class A	14,500	28,990
†Satellite Chemical Co. Ltd. Class A	4,978	11,743
SDIC Capital Co. Ltd. Class A	10,600	9,372
SDIC Power Holdings Co. Ltd. Class A	6,200	12,765
†Seazen Holdings Co. Ltd. Class A	4,800	6,509
†Seres Group Co. Ltd. Class A	2,400	30,119
SF Holding Co. Ltd. Class A	8,000	40,224
SG Micro Corp. Class A	372	3,313
Shaanxi Coal Industry Co. Ltd. Class A	15,600	53,961
Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	4,050	5,144
LVIP SSGA Emerging Markets Equity Index Fund–9

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Shandong Gold Mining Co. Ltd. Class A	6,380	$23,093
Shandong Gold Mining Co. Ltd. Class H	31,250	63,403
Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	3,210	11,232
Shandong Linglong Tyre Co. Ltd. Class A	3,200	9,236
Shandong Nanshan Aluminum Co. Ltd. Class A	11,200	5,222
Shandong Sun Paper Industry JSC Ltd. Class A	5,900	11,518
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	111,200	69,332
Shanghai Aiko Solar Energy Co. Ltd. Class A	2,440	4,615
Shanghai Bairun Investment Holding Group Co. Ltd. Class A	2,284	5,638
Shanghai Baosight Software Co. Ltd. Class A	2,928	15,585
Shanghai Baosight Software Co. Ltd. Class B	26,308	53,353
Shanghai BOCHU Electronic Technology Corp. Ltd. Class A	312	12,178
Shanghai Construction Group Co. Ltd. Class A	20,800	6,706
†Shanghai Electric Group Co. Ltd. Class A	19,500	11,332
Shanghai Electric Power Co. Ltd. Class A	4,300	5,045
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	2,500	8,001
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	20,500	33,525
†Shanghai International Airport Co. Ltd. Class A	2,100	10,361
Shanghai International Port Group Co. Ltd. Class A	10,900	8,008
Shanghai Jinjiang International Hotels Co. Ltd. Class A	2,000	7,947
†Shanghai Junshi Biosciences Co. Ltd. Class A	1,496	5,636
Shanghai Lingang Holdings Corp. Ltd. Class A	5,540	7,527
Shanghai M&G Stationery, Inc. Class A	2,000	9,796
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Shanghai Moons' Electric Co. Ltd. Class A	800	$6,497
Shanghai Pharmaceuticals Holding Co. Ltd. Class A	4,400	10,380
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	31,500	45,478
Shanghai Pudong Development Bank Co. Ltd. Class A	46,800	46,428
Shanghai Putailai New Energy Technology Co. Ltd. Class A	4,292	11,325
Shanghai RAAS Blood Products Co. Ltd. Class A	10,500	10,213
Shanghai Rural Commercial Bank Co. Ltd. Class A	15,600	14,267
Shanghai United Imaging Healthcare Co. Ltd. Class A	993	18,016
Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	8,600	7,139
Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	2,000	5,540
Shanxi Coal International Energy Group Co. Ltd. Class A	1,900	4,411
Shanxi Coking Coal Energy Group Co. Ltd. Class A	8,970	12,672
Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	4,900	13,593
†Shanxi Meijin Energy Co. Ltd. Class A	9,400	8,337
Shanxi Taigang Stainless Steel Co. Ltd. Class A	12,800	6,269
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	1,980	67,147
Shede Spirits Co. Ltd. Class A	400	4,285
Shengyi Technology Co. Ltd. Class A	5,100	12,377
Shennan Circuits Co. Ltd. Class A	1,120	13,724
Shenwan Hongyuan Group Co. Ltd. Class A	38,100	23,300
Shenzhen Capchem Technology Co. Ltd. Class A	1,680	7,903
Shenzhen Energy Group Co. Ltd. Class A	10,300	9,876
LVIP SSGA Emerging Markets Equity Index Fund–10

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Shenzhen Inovance Technology Co. Ltd. Class A	2,150	$17,917
Shenzhen Kaifa Technology Co. Ltd. Class A	2,900	5,509
Shenzhen Kangtai Biological Products Co. Ltd. Class A	2,460	7,430
Shenzhen Kedali Industry Co. Ltd. Class A	500	5,624
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	1,900	73,579
Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	1,500	13,966
†Shenzhen Overseas Chinese Town Co. Ltd. Class A	17,844	6,765
Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	2,400	9,587
Shenzhen SC New Energy Technology Corp. Class A	800	6,604
Shenzhen SED Industry Co. Ltd. Class A	2,300	5,865
Shenzhen Transsion Holdings Co. Ltd. Class A	1,188	26,842
Shenzhen YUTO Packaging Technology Co. Ltd. Class A	1,200	4,043
Shenzhou International Group Holdings Ltd.	35,900	339,878
Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	1,940	5,419
Sichuan Chuantou Energy Co. Ltd. Class A	8,000	18,374
Sichuan Hebang Biotechnology Co. Ltd. Class A	20,300	6,460
Sichuan Kelun Pharmaceutical Co. Ltd. Class A	1,900	7,950
Sichuan Road & Bridge Group Co. Ltd. Class A	10,340	10,630
Sichuan Swellfun Co. Ltd. Class A	1,000	6,598
Sieyuan Electric Co. Ltd. Class A	1,200	9,666
Silergy Corp.	14,000	143,047
Sinoma International Engineering Co. Class A	2,600	4,083
Sinoma Science & Technology Co. Ltd. Class A	3,700	7,720
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Sinomine Resource Group Co. Ltd. Class A	1,400	$7,055
Sinotruk Hong Kong Ltd.	30,500	74,897
Skshu Paint Co. Ltd. Class A	1,092	4,909
Smoore International Holdings Ltd.	80,000	68,073
Songcheng Performance Development Co. Ltd. Class A	5,720	8,057
SooChow Securities Co. Ltd. Class A	4,780	4,451
Southwest Securities Co. Ltd. Class A	15,900	8,426
†Spring Airlines Co. Ltd. Class A	1,100	8,371
StarPower Semiconductor Ltd. Class A	300	6,017
Sungrow Power Supply Co. Ltd. Class A	2,500	35,697
Sunny Optical Technology Group Co. Ltd.	31,400	160,272
Sunresin New Materials Co. Ltd. Class A	600	3,708
Sunwoda Electronic Co. Ltd. Class A	3,700	7,003
SUPCON Technology Co. Ltd. Class A	1,787	11,463
Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	3,800	7,613
Suzhou Maxwell Technologies Co. Ltd. Class A	480	7,073
Suzhou TFC Optical Communication Co. Ltd. Class A	600	12,604
†TAL Education Group ADR	19,100	216,785
TBEA Co. Ltd. Class A	8,160	17,082
TCL Technology Group Corp. Class A	32,780	21,135
TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A	7,525	12,286
Tencent Holdings Ltd.	287,000	11,139,864
†Tencent Music Entertainment Group ADR	32,600	364,794
†Thunder Software Technology Co. Ltd. Class A	900	6,435
Tianjin 712 Communication & Broadcasting Co. Ltd. Class A	1,800	5,957
†Tianma Microelectronics Co. Ltd. Class A	5,500	6,248
LVIP SSGA Emerging Markets Equity Index Fund–11

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Tianqi Lithium Corp. Class A	2,400	$15,826
Tianshan Aluminum Group Co. Ltd. Class A	9,100	8,046
Tianshui Huatian Technology Co. Ltd. Class A	7,400	7,904
Tingyi Cayman Islands Holding Corp.	88,000	96,467
†Tongcheng Travel Holdings Ltd.	54,800	144,581
TongFu Microelectronics Co. Ltd. Class A	3,232	9,914
†Tongkun Group Co. Ltd. Class A	5,300	9,834
Tongling Nonferrous Metals Group Co. Ltd. Class A	24,800	13,417
Tongwei Co. Ltd. Class A	7,500	25,631
†Topchoice Medical Corp. Class A	700	5,869
Topsports International Holdings Ltd.	82,000	54,898
TravelSky Technology Ltd. Class H	39,000	47,237
Trina Solar Co. Ltd. Class A	3,105	10,186
†Trip.com Group Ltd.	23,800	1,049,683
Tsingtao Brewery Co. Ltd. Class A	1,000	11,642
Tsingtao Brewery Co. Ltd. Class H	26,000	178,717
†Unigroup Guoxin Microelectronics Co. Ltd. Class A	919	8,336
†Unisplendour Corp. Ltd. Class A	3,980	12,087
Universal Scientific Industrial Shanghai Co. Ltd. Class A	1,600	3,037
†Verisilicon Microelectronics Shanghai Co. Ltd. Class A	852	4,072
Vipshop Holdings Ltd. ADR	15,100	249,905
Walvax Biotechnology Co. Ltd. Class A	3,400	7,301
†Wanda Film Holding Co. Ltd. Class A	3,500	7,375
Wanhua Chemical Group Co. Ltd. Class A	5,020	55,878
Want Want China Holdings Ltd.	210,000	123,957
Weichai Power Co. Ltd. Class A	11,500	25,952
Weichai Power Co. Ltd. Class H	85,000	162,031
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Weihai Guangwei Composites Co. Ltd. Class A	1,920	$8,063
Wens Foodstuffs Group Co. Ltd. Class A	10,720	27,499
Western Mining Co. Ltd. Class A	5,000	12,826
Western Securities Co. Ltd. Class A	10,500	9,821
Western Superconducting Technologies Co. Ltd. Class A	1,477	7,602
Will Semiconductor Co. Ltd. Shanghai Class A	1,965	26,780
†Wingtech Technology Co. Ltd. Class A	1,700	8,606
Wuchan Zhongda Group Co. Ltd. Class A	10,800	6,545
Wuhan Guide Infrared Co. Ltd. Class A	9,321	9,350
Wuliangye Yibin Co. Ltd. Class A	5,900	124,980
WUS Printed Circuit Kunshan Co. Ltd. Class A	3,010	12,686
WuXi AppTec Co. Ltd. Class A	4,232	27,538
WuXi AppTec Co. Ltd. Class H	14,956	70,892
†Wuxi Biologics Cayman, Inc.	166,500	304,201
XCMG Construction Machinery Co. Ltd. Class A	19,300	16,583
Xiamen C & D, Inc. Class A	3,200	4,494
Xiamen Faratronic Co. Ltd. Class A	500	6,878
Xiamen Tungsten Co. Ltd. Class A	3,300	8,876
†Xiaomi Corp. Class B	666,400	1,272,025
Xinjiang Daqo New Energy Co. Ltd. Class A	2,066	7,718
Xinyi Solar Holdings Ltd.	216,546	167,661
†XPeng, Inc. Class A	49,700	203,832
Yadea Group Holdings Ltd.	54,000	87,483
Yangzhou Yangjie Electronic Technology Co. Ltd. Class A	1,100	5,616
Yankuang Energy Group Co. Ltd. Class A	6,050	19,320
Yankuang Energy Group Co. Ltd. Class H	100,000	210,045
Yantai Jereh Oilfield Services Group Co. Ltd. Class A	2,100	8,635
LVIP SSGA Emerging Markets Equity Index Fund–12

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Yealink Network Technology Corp. Ltd. Class A	2,590	$8,998
Yifeng Pharmacy Chain Co. Ltd. Class A	1,353	7,357
Yihai Kerry Arawana Holdings Co. Ltd. Class A	2,992	12,494
†Yintai Gold Co. Ltd. Class A	4,280	10,020
YongXing Special Materials Technology Co. Ltd. Class A	1,170	7,678
Yonyou Network Technology Co. Ltd. Class A	3,640	6,074
Youngor Fashion Co. Ltd. Class A	4,200	4,056
YTO Express Group Co. Ltd. Class A	4,600	9,636
Yuexiu Property Co. Ltd.	69,220	38,117
Yum China Holdings, Inc.	17,700	704,283
Yunda Holding Co. Ltd. Class A	6,330	6,288
Yunnan Aluminium Co. Ltd. Class A	4,500	8,480
Yunnan Baiyao Group Co. Ltd. Class A	2,880	20,123
Yunnan Botanee Bio-Technology Group Co. Ltd. Class A	600	4,938
Yunnan Energy New Material Co. Ltd. Class A	1,900	10,715
Yunnan Tin Co. Ltd. Class A	3,900	7,792
Yunnan Yuntianhua Co. Ltd. Class A	2,100	5,384
Yutong Bus Co. Ltd. Class A	2,500	6,496
†Zai Lab Ltd. ADR	3,895	62,398
Zangge Mining Co. Ltd. Class A	2,100	8,644
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	1,000	31,906
Zhaojin Mining Industry Co. Ltd. Class H	58,000	78,698
†Zhejiang Century Huatong Group Co. Ltd. Class A	16,340	10,762
Zhejiang China Commodities City Group Co. Ltd. Class A	8,600	10,435
Zhejiang Chint Electrics Co. Ltd. Class A	2,900	8,089
Zhejiang Dahua Technology Co. Ltd. Class A	4,500	11,593
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Zhejiang Dingli Machinery Co. Ltd. Class A	1,140	$8,846
Zhejiang Expressway Co. Ltd. Class H	70,600	45,281
Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	3,320	5,935
Zhejiang Huayou Cobalt Co. Ltd. Class A	1,960	7,205
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	1,400	6,687
Zhejiang Juhua Co. Ltd. Class A	4,100	13,286
†Zhejiang Leapmotor Technology Co. Ltd.	21,600	72,442
Zhejiang NHU Co. Ltd. Class A	4,664	10,803
Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	3,000	9,966
Zhejiang Supor Co. Ltd. Class A	1,200	9,497
Zhejiang Weiming Environment Protection Co. Ltd. Class A	3,900	9,837
Zhejiang Weixing New Building Materials Co. Ltd. Class A	3,600	7,770
†Zhejiang Zheneng Electric Power Co. Ltd. Class A	10,400	9,368
Zheshang Securities Co. Ltd. Class A	3,900	6,098
†ZhongAn Online P&C Insurance Co. Ltd. Class H	31,100	49,668
Zhongji Innolight Co. Ltd. Class A	1,300	27,824
Zhongjin Gold Corp. Ltd. Class A	4,100	7,012
Zhongsheng Group Holdings Ltd.	35,500	61,503
Zhongtai Securities Co. Ltd. Class A	12,500	11,519
Zhuzhou CRRC Times Electric Co. Ltd. Class A	1,228	7,597
Zhuzhou CRRC Times Electric Co. Ltd. Class H	21,900	69,391
Zijin Mining Group Co. Ltd. Class A	33,100	73,734
Zijin Mining Group Co. Ltd. Class H	236,000	470,981
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	11,300	12,555
ZTE Corp. Class A	6,600	25,067
LVIP SSGA Emerging Markets Equity Index Fund–13

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
ZTE Corp. Class H	33,000	$65,773
ZTO Express Cayman, Inc. ADR	18,500	387,390
		68,025,569
Colombia–0.06%
Bancolombia SA	10,669	94,621
Interconexion Electrica SA ESP	19,561	100,101
		194,722
Czech Republic–0.14%
CEZ AS	6,991	249,486
Komercni Banka AS	3,356	120,194
Moneta Money Bank AS	14,627	63,611
		433,291
Egypt–0.07%
Commercial International Bank - Egypt (CIB)	109,409	184,657
Eastern Co. SAE	47,997	27,340
†EFG Holding S.A.E.	39,264	14,620
		226,617
Greece–0.50%
†Alpha Services & Holdings SA	98,398	173,035
†Eurobank Ergasias Services & Holdings SA Class A	112,289	215,877
Hellenic Telecommunications Organization SA	8,069	119,001
Jumbo SA	5,139	148,030
Motor Oil Hellas Corinth Refineries SA	2,901	86,443
Mytilineos SA	4,425	170,715
†National Bank of Greece SA	33,671	263,581
OPAP SA	8,130	146,301
†Piraeus Financial Holdings SA	30,441	127,293
†Public Power Corp. SA	9,337	117,152
		1,567,428
Hong Kong–1.63%
†Alibaba Health Information Technology Ltd.	238,000	96,697
Bank of Communications Co. Ltd. Class H	380,000	249,550
Beijing Enterprises Holdings Ltd.	22,500	65,256
BOC Aviation Ltd.	9,200	70,879
Bosideng International Holdings Ltd.	168,000	83,926
Brilliance China Automotive Holdings Ltd.	134,000	92,450
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong (continued)
China Cinda Asset Management Co. Ltd. Class H	396,000	$32,887
China Construction Bank Corp. Class H	4,169,000	2,514,109
China Gas Holdings Ltd.	119,600	107,881
China Merchants Port Holdings Co. Ltd.	55,740	66,872
China Minsheng Banking Corp. Ltd. Class H	289,500	100,237
China National Building Material Co. Ltd. Class H	170,000	58,427
China Railway Group Ltd. Class H	183,000	90,484
China Resources Gas Group Ltd.	40,800	130,059
China State Construction International Holdings Ltd.	90,000	98,200
Chow Tai Fook Jewellery Group Ltd.	89,000	131,222
Dongfeng Motor Group Co. Ltd. Class H	100,000	41,779
Geely Automobile Holdings Ltd.	261,000	308,122
Guangdong Investment Ltd.	130,000	55,641
Guangzhou Automobile Group Co. Ltd. Class H	124,000	50,855
Kingboard Holdings Ltd.	29,000	59,134
Orient Overseas International Ltd.	6,000	71,676
Postal Savings Bank of China Co. Ltd. Class H	341,000	178,192
Sino Biopharmaceutical Ltd.	457,000	176,333
Sinopharm Group Co. Ltd. Class H	58,000	148,577
Vinda International Holdings Ltd.	12,000	35,953
		5,115,398
Hungary–0.24%
MOL Hungarian Oil & Gas PLC	19,026	154,285
OTP Bank Nyrt	9,781	450,171
Richter Gedeon Nyrt	6,168	156,474
		760,930
India–17.61%
ABB India Ltd.	2,345	178,846
Adani Enterprises Ltd.	7,422	284,510
†Adani Green Energy Ltd.	13,782	303,253
Adani Ports & Special Economic Zone Ltd.	23,029	370,510
†Adani Power Ltd.	33,216	212,592
LVIP SSGA Emerging Markets Equity Index Fund–14

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
India (continued)
Ambuja Cements Ltd.	26,323	$193,266
APL Apollo Tubes Ltd.	7,360	132,013
Apollo Hospitals Enterprise Ltd.	4,345	331,169
Ashok Leyland Ltd.	63,458	130,298
Asian Paints Ltd.	16,739	571,347
Astral Ltd.	5,339	127,470
AU Small Finance Bank Ltd.	7,224	48,938
Aurobindo Pharma Ltd.	11,740	153,256
†Avenue Supermarts Ltd.	7,025	381,192
Axis Bank Ltd.	98,885	1,241,598
Bajaj Auto Ltd.	2,899	317,982
Bajaj Finance Ltd.	12,015	1,043,754
Bajaj Finserv Ltd.	16,530	325,804
Bajaj Holdings & Investment Ltd.	1,187	117,739
Balkrishna Industries Ltd.	3,413	94,831
Bandhan Bank Ltd.	31,913	68,875
Bank of Baroda	45,847	145,150
Berger Paints India Ltd.	12,885	88,531
Bharat Electronics Ltd.	157,857	381,382
Bharat Forge Ltd.	11,313	153,223
Bharat Heavy Electricals Ltd.	44,047	130,605
Bharat Petroleum Corp. Ltd.	33,513	242,058
Bharti Airtel Ltd.	97,498	1,436,240
Britannia Industries Ltd.	4,764	280,533
CG Power & Industrial Solutions Ltd.	27,003	175,126
Cholamandalam Investment & Finance Co. Ltd.	18,090	250,866
Cipla Ltd.	22,676	407,000
Coal India Ltd.	67,174	349,633
Colgate-Palmolive India Ltd.	5,901	191,766
Container Corp. of India Ltd.	10,797	114,194
Cummins India Ltd.	6,052	218,145
Dabur India Ltd.	27,186	170,527
Divi's Laboratories Ltd.	5,275	217,907
DLF Ltd.	31,094	334,418
Dr Reddy's Laboratories Ltd.	4,780	352,924
Eicher Motors Ltd.	5,904	284,523
GAIL India Ltd.	99,089	215,102
†GMR Airports Infrastructure Ltd.	100,228	98,062
Godrej Consumer Products Ltd.	17,642	264,791
†Godrej Properties Ltd.	5,583	153,970
Grasim Industries Ltd.	11,366	311,711
Havells India Ltd.	11,030	200,359
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
India (continued)
HCL Technologies Ltd.	41,027	$759,296
HDFC Asset Management Co. Ltd.	3,902	175,636
HDFC Bank Ltd.	121,774	2,114,044
HDFC Life Insurance Co. Ltd.	41,780	317,273
Hero MotoCorp Ltd.	4,962	280,951
Hindalco Industries Ltd.	55,984	376,068
Hindustan Aeronautics Ltd.	8,662	345,535
Hindustan Petroleum Corp. Ltd.	25,117	143,244
Hindustan Unilever Ltd.	35,617	966,990
ICICI Bank Ltd.	225,077	2,950,471
ICICI Lombard General Insurance Co. Ltd.	10,642	214,939
ICICI Prudential Life Insurance Co. Ltd.	15,903	116,056
†IDFC First Bank Ltd.	148,880	134,595
Indian Hotels Co. Ltd.	36,737	260,389
Indian Oil Corp. Ltd.	121,691	244,761
Indian Railway Catering & Tourism Corp. Ltd.	10,750	119,832
Indraprastha Gas Ltd.	13,821	71,390
IndusInd Bank Ltd.	12,703	236,537
Info Edge India Ltd.	3,138	210,398
Infosys Ltd.	143,953	2,585,639
†InterGlobe Aviation Ltd.	6,360	270,608
ITC Ltd.	129,586	665,546
Jindal Steel & Power Ltd.	15,782	160,682
†Jio Financial Services Ltd.	124,569	528,357
JSW Steel Ltd.	26,361	262,401
Jubilant Foodworks Ltd.	17,379	93,529
Kotak Mahindra Bank Ltd.	47,350	1,013,680
Larsen & Toubro Ltd.	29,181	1,316,919
LTIMindtree Ltd.	3,902	231,044
Lupin Ltd.	9,137	177,125
Macrotech Developers Ltd.	10,592	144,251
Mahindra & Mahindra Ltd.	40,388	930,422
Marico Ltd.	22,688	135,253
Maruti Suzuki India Ltd.	5,986	904,358
Max Healthcare Institute Ltd.	33,877	333,033
Mphasis Ltd.	3,310	94,775
MRF Ltd.	90	143,939
Muthoot Finance Ltd.	5,338	94,753
Nestle India Ltd.	14,587	458,646
NMDC Ltd.	40,745	98,562
NTPC Ltd.	188,878	760,472
Oil & Natural Gas Corp. Ltd.	137,175	440,871
†One 97 Communications Ltd.	11,033	53,265
Page Industries Ltd.	269	111,115
Persistent Systems Ltd.	4,412	210,783
LVIP SSGA Emerging Markets Equity Index Fund–15

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
India (continued)
Petronet LNG Ltd.	33,010	$104,172
PI Industries Ltd.	3,675	170,417
Pidilite Industries Ltd.	6,713	242,651
Polycab India Ltd.	1,971	119,698
Power Finance Corp. Ltd.	64,606	302,299
Power Grid Corp. of India Ltd.	203,015	674,019
Punjab National Bank	90,374	134,798
REC Ltd.	55,919	302,383
Reliance Industries Ltd.	132,026	4,704,195
Samvardhana Motherson International Ltd.	104,522	146,752
SBI Cards & Payment Services Ltd.	12,395	101,438
SBI Life Insurance Co. Ltd.	19,457	349,994
Shree Cement Ltd.	396	121,944
Shriram Finance Ltd.	12,166	344,226
Siemens Ltd.	3,923	252,779
Sona Blw Precision Forgings Ltd.	18,123	153,400
SRF Ltd.	6,511	199,872
State Bank of India	77,252	696,868
Sun Pharmaceutical Industries Ltd.	41,550	807,336
Supreme Industries Ltd.	2,813	142,744
†Suzlon Energy Ltd.	390,388	189,103
Tata Communications Ltd.	4,935	118,957
Tata Consultancy Services Ltd.	39,205	1,822,132
Tata Consumer Products Ltd.	24,689	324,500
Tata Elxsi Ltd.	1,514	141,323
Tata Motors Ltd.	71,938	856,330
Tata Motors Ltd. Class A	19,682	155,091
Tata Power Co. Ltd.	62,042	293,240
Tata Steel Ltd.	319,209	596,490
Tech Mahindra Ltd.	23,188	347,003
Titan Co. Ltd.	15,369	700,577
Torrent Pharmaceuticals Ltd.	4,516	140,815
Trent Ltd.	7,898	373,865
Tube Investments of India Ltd.	4,698	210,480
TVS Motor Co. Ltd.	10,242	264,252
UltraTech Cement Ltd.	4,996	583,996
Union Bank of India Ltd.	60,871	112,031
United Spirits Ltd.	12,873	175,069
UPL Ltd.	19,678	107,589
Varun Beverages Ltd.	19,814	332,267
Vedanta Ltd.	35,688	116,239
Wipro Ltd.	57,307	329,883
†Yes Bank Ltd.	571,640	159,013
†Zomato Ltd.	263,571	575,478
		55,154,130
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Indonesia–1.86%
Adaro Energy Indonesia Tbk. PT	634,500	$108,051
†Amman Mineral Internasional PT	289,300	159,658
Aneka Tambang Tbk. PT	372,500	37,591
Astra International Tbk. PT	876,800	284,801
Bank Central Asia Tbk. PT	2,404,000	1,527,613
Bank Mandiri Persero Tbk. PT	1,621,900	741,645
Bank Negara Indonesia Persero Tbk. PT	647,900	241,098
Bank Rakyat Indonesia Persero Tbk. PT	2,954,459	1,127,372
Barito Pacific Tbk. PT	1,242,216	74,039
Charoen Pokphand Indonesia Tbk. PT	325,500	107,781
†GoTo Gojek Tokopedia Tbk. PT	37,099,800	161,456
Indah Kiat Pulp & Paper Tbk. PT	104,900	63,350
Indofood CBP Sukses Makmur Tbk. PT	103,600	75,797
Indofood Sukses Makmur Tbk. PT	192,400	77,360
Kalbe Farma Tbk. PT	930,800	86,593
†Merdeka Copper Gold Tbk. PT	418,885	60,237
Sarana Menara Nusantara Tbk. PT	884,500	47,977
Semen Indonesia Persero Tbk. PT	148,199	55,148
Sumber Alfaria Trijaya Tbk. PT	800,800	146,977
Telkom Indonesia Persero Tbk. PT	2,153,800	471,377
Unilever Indonesia Tbk. PT	330,000	56,197
United Tractors Tbk. PT	66,000	100,634
		5,812,752
Kuwait–0.82%
†Agility Public Warehousing Co. KSC	70,834	153,316
Boubyan Bank KSCP	61,059	123,031
Gulf Bank KSCP	78,894	75,381
Kuwait Finance House KSCP	375,850	977,186
Mabanee Co. KPSC	31,161	80,105
Mobile Telecommunications Co. KSCP	85,819	136,942
National Bank of Kuwait SAKP	327,994	1,023,316
		2,569,277
LVIP SSGA Emerging Markets Equity Index Fund–16

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Luxembourg–0.05%
Reinet Investments SCA	6,078	$147,050
		147,050
Malaysia–1.35%
AMMB Holdings Bhd.	78,800	69,402
Axiata Group Bhd.	122,461	69,658
CELCOMDIGI Bhd.	156,500	139,210
CIMB Group Holdings Bhd.	279,607	387,326
Gamuda Bhd.	85,685	95,407
Genting Bhd.	94,100	93,945
Genting Malaysia Bhd.	131,300	75,826
Hong Leong Bank Bhd.	28,900	118,213
IHH Healthcare Bhd.	96,100	122,435
Inari Amertron Bhd.	117,400	78,520
IOI Corp. Bhd.	111,900	93,450
Kuala Lumpur Kepong Bhd.	20,762	97,968
Malayan Banking Bhd.	237,370	484,127
Malaysia Airports Holdings Bhd.	34,320	71,843
Maxis Bhd.	104,100	74,121
MISC Bhd.	58,200	94,105
MR DIY Group M Bhd.	119,950	38,015
Nestle Malaysia Bhd.	3,100	77,287
Petronas Chemicals Group Bhd.	123,900	177,870
Petronas Dagangan Bhd.	12,700	57,691
Petronas Gas Bhd.	34,400	127,628
PPB Group Bhd.	28,400	93,607
Press Metal Aluminium Holdings Bhd.	163,800	161,274
Public Bank Bhd.	629,800	560,413
QL Resources Bhd.	47,900	59,547
RHB Bank Bhd.	66,917	79,792
Sime Darby Bhd.	114,000	62,674
Sime Darby Plantation Bhd.	92,587	85,213
Telekom Malaysia Bhd.	48,059	61,063
Tenaga Nasional Bhd.	113,100	268,591
YTL Corp. Bhd.	140,100	77,276
YTL Power International Bhd.	104,500	83,563
		4,237,060
Mexico–2.71%
Alfa SAB de CV Class A	137,000	101,445
America Movil SAB de CV	815,100	761,994
Arca Continental SAB de CV	22,700	248,362
Banco del Bajio SA	34,100	132,205
†Cemex SAB de CV	658,800	594,621
Coca-Cola Femsa SAB de CV	23,100	223,946
Fibra Uno Administracion SA de CV	125,600	209,747
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Mexico (continued)
Fomento Economico Mexicano SAB de CV	84,200	$1,103,106
Gruma SAB de CV Class B	8,145	152,915
Grupo Aeroportuario del Centro Norte SAB de CV	12,500	123,717
Grupo Aeroportuario del Pacifico SAB de CV Class B	16,940	276,060
Grupo Aeroportuario del Sureste SAB de CV Class B	7,865	249,412
Grupo Bimbo SAB de CV	56,900	270,383
Grupo Carso SAB de CV	24,417	219,973
Grupo Financiero Banorte SAB de CV Class O	112,400	1,195,807
†Grupo Financiero Inbursa SAB de CV Class O	79,300	244,736
Grupo Mexico SAB de CV	135,400	807,595
†Industrias Penoles SAB de CV	8,760	125,034
Kimberly-Clark de Mexico SAB de CV Class A	64,800	151,388
Operadora De Sites Mexicanos SAB de CV Class A1	55,200	67,540
Orbia Advance Corp. SAB de CV	44,000	92,072
Prologis Property Mexico SA de CV	31,329	137,115
Promotora y Operadora de Infraestructura SAB de CV	8,365	88,929
Wal-Mart de Mexico SAB de CV	228,100	921,045
		8,499,147
Netherlands–0.05%
NEPI Rockcastle NV	22,956	158,535
		158,535
Peru–0.33%
Cia de Minas Buenaventura SAA ADR	8,900	141,332
Credicorp Ltd.	2,900	491,347
Southern Copper Corp.	3,700	394,124
		1,026,803
Philippines–0.63%
Aboitiz Equity Ventures, Inc.	73,990	61,664
Ayala Corp.	10,890	123,981
Ayala Land, Inc.	297,500	170,990
Bank of the Philippine Islands	80,448	169,010
BDO Unibank, Inc.	102,814	282,572
LVIP SSGA Emerging Markets Equity Index Fund–17

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Philippines (continued)
International Container Terminal Services, Inc.	43,790	$247,713
JG Summit Holdings, Inc.	115,820	74,995
Jollibee Foods Corp.	19,750	88,787
Manila Electric Co.	12,520	79,510
Metropolitan Bank & Trust Co.	79,274	92,070
PLDT, Inc.	3,340	81,244
SM Investments Corp.	10,730	185,652
SM Prime Holdings, Inc.	435,800	253,503
Universal Robina Corp.	38,240	71,630
		1,983,321
Poland–0.96%
†Allegro.eu SA	23,102	191,355
Bank Polska Kasa Opieki SA	8,009	364,629
Budimex SA	559	97,965
CD Projekt SA	2,859	83,674
†Dino Polska SA	2,117	205,483
KGHM Polska Miedz SA	6,124	175,013
LPP SA	49	187,692
†mBank SA	658	121,937
ORLEN SA	25,170	410,100
†PGE Polska Grupa Energetyczna SA	39,630	71,456
Powszechna Kasa Oszczednosci Bank Polski SA	38,245	568,174
Powszechny Zaklad Ubezpieczen SA	26,253	320,809
Santander Bank Polska SA	1,548	220,711
		3,018,998
Qatar–0.82%
Barwa Real Estate Co.	93,719	71,042
†Commercial Bank PSQC	142,474	193,109
Dukhan Bank	81,696	86,610
Industries Qatar QSC	66,602	218,958
Masraf Al Rayan QSC	246,067	160,440
Mesaieed Petrochemical Holding Co.	208,062	112,060
Ooredoo QPSC	35,509	103,377
Qatar Electricity & Water Co. QSC	19,545	87,123
Qatar Fuel QSC	25,963	105,321
Qatar Gas Transport Co. Ltd.	109,428	119,707
†Qatar International Islamic Bank QSC	43,347	130,124
Qatar Islamic Bank SAQ	73,804	385,135
Qatar National Bank QPSC	199,954	779,826
		2,552,832
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Republic of Korea–12.07%
Amorepacific Corp.	1,288	$115,956
†Celltrion Pharm, Inc.	810	62,393
Celltrion, Inc.	6,648	907,634
CJ CheilJedang Corp.	362	78,517
†CosmoAM&T Co. Ltd.	1,069	128,876
Coway Co. Ltd.	2,455	102,668
DB Insurance Co. Ltd.	2,031	145,282
Doosan Bobcat, Inc.	2,437	97,752
†Doosan Enerbility Co. Ltd.	19,342	251,715
†Ecopro BM Co. Ltd.	2,129	438,847
†Ecopro Co. Ltd.	869	424,737
†Ecopro Materials Co. Ltd.	603	59,841
GS Holdings Corp.	2,033	73,241
Hana Financial Group, Inc.	12,720	556,515
Hanjin Kal Corp.	1,112	49,064
Hankook Tire & Technology Co. Ltd.	3,287	132,090
Hanmi Pharm Co. Ltd.	312	79,260
Hanmi Semiconductor Co. Ltd.	1,950	194,095
Hanon Systems	7,773	34,527
Hanwha Aerospace Co. Ltd.	1,522	234,589
†Hanwha Ocean Co. Ltd.	3,108	63,257
Hanwha Solutions Corp.	4,957	101,809
HD Hyundai Co. Ltd.	1,915	98,008
HD Hyundai Heavy Industries Co. Ltd.	942	83,057
†HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	1,878	167,677
†HLB, Inc.	5,127	417,777
HMM Co. Ltd.	10,412	121,812
HYBE Co. Ltd.	921	156,664
Hyundai Engineering & Construction Co. Ltd.	3,447	85,135
Hyundai Glovis Co. Ltd.	829	111,211
Hyundai Mobis Co. Ltd.	2,646	513,968
Hyundai Motor Co.	5,956	1,048,521
Hyundai Steel Co.	3,817	90,162
Industrial Bank of Korea	11,698	121,216
Kakao Corp.	13,538	547,051
KakaoBank Corp.	7,364	153,707
†Kakaopay Corp.	1,187	34,298
Kangwon Land, Inc.	4,127	50,336
KB Financial Group, Inc.	16,684	871,224
Kia Corp.	11,319	941,674
Korea Aerospace Industries Ltd.	3,203	119,912
Korea Electric Power Corp.	11,094	182,119
Korea Investment Holdings Co. Ltd.	1,837	90,878
Korea Zinc Co. Ltd.	368	124,238
Korean Air Lines Co. Ltd.	8,121	130,901
LVIP SSGA Emerging Markets Equity Index Fund–18

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Republic of Korea (continued)
†Krafton, Inc.	1,252	$232,498
KT Corp.	2,850	80,340
KT&G Corp.	4,376	304,573
†Kum Yang Co. Ltd.	1,499	125,933
Kumho Petrochemical Co. Ltd.	661	68,985
†L&F Co. Ltd.	1,119	146,457
LG Chem Ltd.	2,146	701,385
LG Corp.	4,082	265,614
†LG Display Co. Ltd.	13,108	103,014
LG Electronics, Inc.	4,620	332,194
†LG Energy Solution Ltd.	2,037	607,506
LG H&H Co. Ltd.	410	117,708
LG Innotek Co. Ltd.	623	91,396
LG Uplus Corp.	9,282	69,292
Lotte Chemical Corp.	847	75,499
Meritz Financial Group, Inc.	4,434	269,087
Mirae Asset Securities Co. Ltd.	10,529	63,585
NAVER Corp.	5,652	785,507
NCSoft Corp.	628	96,095
†Netmarble Corp.	1,081	50,667
NH Investment & Securities Co. Ltd.	6,490	56,837
Orion Corp.	1,043	71,122
Posco DX Co. Ltd.	2,292	82,657
POSCO Future M Co. Ltd.	1,345	302,219
POSCO Holdings, Inc.	3,130	978,815
Posco International Corp.	2,335	92,273
†Samsung Biologics Co. Ltd.	776	480,154
Samsung C&T Corp.	3,635	432,285
Samsung Electro-Mechanics Co. Ltd.	2,465	274,469
Samsung Electronics Co. Ltd.	207,144	12,432,487
†Samsung Engineering Co. Ltd.	6,928	129,683
Samsung Fire & Marine Insurance Co. Ltd.	1,336	306,647
†Samsung Heavy Industries Co. Ltd.	29,209	187,024
Samsung Life Insurance Co. Ltd.	3,455	245,090
Samsung SDI Co. Ltd.	2,394	849,125
Samsung SDS Co. Ltd.	1,665	202,335
Samsung Securities Co. Ltd.	2,769	83,713
Shinhan Financial Group Co. Ltd.	18,952	664,464
†SK Biopharmaceuticals Co. Ltd.	1,393	95,712
†SK Bioscience Co. Ltd.	1,182	54,172
SK Hynix, Inc.	23,672	3,133,408
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Republic of Korea (continued)
†SK IE Technology Co. Ltd.	1,184	$64,290
†SK Innovation Co. Ltd.	2,603	228,929
†SK Square Co. Ltd.	4,295	250,761
SK Telecom Co. Ltd.	2,337	92,525
SK, Inc.	1,574	213,491
†SKC Co. Ltd.	817	72,582
S-Oil Corp.	1,967	113,819
Woori Financial Group, Inc.	26,161	283,520
Yuhan Corp.	2,494	143,388
		37,799,542
Russia–0.00%
=†πAlrosa PJSC	238,813	0
=†πGazprom PJSC	958,422	0
=†πGazprom PJSC ADR	40,705	0
=†πInter RAO UES PJSC	3,556,000	0
=†πLUKOIL PJSC	39,222	0
=†πMMC Norilsk Nickel PJSC	5,959	0
=†πMobile TeleSystems PJSC ADR	41,500	0
=†πMoscow Exchange MICEX-Rates PJSC	149,010	0
=†πNovatek PJSC GDR	8,045	0
=†πNovolipetsk Steel PJSC	139,160	0
=†πPhosAgro PJSC	80	0
=†πPhosAgro PJSC GDR	12,445	0
=†πPolyus PJSC	3,172	0
=†πRosneft Oil Co. PJSC	109,202	0
=†πSberbank of Russia PJSC	1,018,280	0
=†πSeverstal PAO	19,447	0
=†πSurgutneftegas PJSC	697,800	0
=†πTatneft PJSC	132,700	0
=†πVK IPJSC GDR	12,642	0
=†πVTB Bank PJSC	292,180,000	0
=†πYandex NV Class A	28,824	0
		0
Saudi Arabia–4.23%
ACWA Power Co.	4,134	373,664
†Ades Holding Co.	13,393	74,134
Advanced Petrochemical Co.	5,461	57,078
Al Rajhi Bank	84,956	1,882,374
Alinma Bank	42,782	499,627
Almarai Co. JSC	10,718	163,463
Arab National Bank	29,110	229,356
Arabian Internet & Communications Services Co.	1,060	106,890
Bank AlBilad	21,261	275,222
†Bank Al-Jazira	17,741	94,606
Banque Saudi Fransi	25,598	265,843
LVIP SSGA Emerging Markets Equity Index Fund–19

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Saudi Arabia (continued)
Bupa Arabia for Cooperative Insurance Co.	3,626	$255,043
Co. for Cooperative Insurance	3,088	133,384
Dallah Healthcare Co.	1,524	71,761
†Dar Al Arkan Real Estate Development Co.	23,476	86,505
Dr Sulaiman Al Habib Medical Services Group Co.	3,811	318,659
Elm Co.	1,043	266,694
Etihad Etisalat Co.	16,261	228,057
Jarir Marketing Co.	26,067	102,169
Mobile Telecommunications Co. Saudi Arabia	19,523	65,693
Mouwasat Medical Services Co.	4,343	157,948
Nahdi Medical Co.	1,702	67,163
Power & Water Utility Co. for Jubail & Yanbu	3,131	57,853
Riyad Bank	64,069	509,067
SABIC Agri-Nutrients Co.	10,137	331,368
Sahara International Petrochemical Co.	15,770	130,138
†Saudi Arabian Mining Co.	56,246	757,345
Saudi Arabian Oil Co.	115,721	948,786
Saudi Aramco Base Oil Co.	2,267	101,185
Saudi Awwal Bank	43,890	485,651
Saudi Basic Industries Corp.	39,153	815,318
Saudi Electricity Co.	35,764	188,618
Saudi Industrial Investment Group	16,170	96,490
Saudi Investment Bank	21,669	95,678
†Saudi Kayan Petrochemical Co.	32,214	77,475
Saudi National Bank	127,390	1,385,818
†Saudi Research & Media Group	1,600	122,864
Saudi Tadawul Group Holding Co.	2,129	154,857
Saudi Telecom Co.	87,115	919,812
Savola Group	11,584	174,509
Yanbu National Petrochemical Co.	12,016	119,343
		13,247,508
South Africa–2.56%
Absa Group Ltd.	36,632	286,499
Anglo American Platinum Ltd.	2,925	118,682
Aspen Pharmacare Holdings Ltd.	16,718	193,643
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
South Africa (continued)
Bid Corp. Ltd.	14,573	$355,330
Bidvest Group Ltd.	12,701	162,625
Capitec Bank Holdings Ltd.	3,782	418,494
Clicks Group Ltd.	10,229	159,921
Discovery Ltd.	23,548	149,979
Exxaro Resources Ltd.	10,728	95,714
FirstRand Ltd.	220,855	719,819
Gold Fields Ltd.	38,876	623,781
Harmony Gold Mining Co. Ltd.	24,667	205,789
Impala Platinum Holdings Ltd.	39,854	164,782
Kumba Iron Ore Ltd.	2,844	69,414
MTN Group Ltd.	73,351	363,037
Naspers Ltd. Class N	7,969	1,412,688
Nedbank Group Ltd.	18,865	227,765
Northam Platinum Holdings Ltd.	15,765	93,999
Old Mutual Ltd.	203,978	126,544
OUTsurance Group Ltd.	37,366	82,860
Pepkor Holdings Ltd.	89,845	89,513
Remgro Ltd.	22,346	144,069
Sanlam Ltd.	76,235	279,300
Sasol Ltd.	24,621	190,299
Shoprite Holdings Ltd.	21,779	284,530
Sibanye Stillwater Ltd.	124,706	142,813
Standard Bank Group Ltd.	58,199	569,207
Vodacom Group Ltd.	27,316	142,133
Woolworths Holdings Ltd.	41,401	129,427
		8,002,656
Taiwan–17.32%
Accton Technology Corp.	22,000	315,184
Acer, Inc.	125,000	182,207
Advantech Co. Ltd.	19,951	253,724
Airtac International Group	5,696	197,558
Alchip Technologies Ltd.	3,000	296,686
ASE Technology Holding Co. Ltd.	133,000	644,148
Asia Cement Corp.	101,000	129,234
Asustek Computer, Inc.	30,000	396,988
AUO Corp.	289,000	163,448
Catcher Technology Co. Ltd.	25,000	169,903
Cathay Financial Holding Co. Ltd.	415,154	625,906
Chailease Holding Co. Ltd.	66,569	356,729
Chang Hwa Commercial Bank Ltd.	237,366	134,616
Cheng Shin Rubber Industry Co. Ltd.	87,000	135,107
China Airlines Ltd.	128,000	77,992
†China Development Financial Holding Corp.	690,048	298,629
LVIP SSGA Emerging Markets Equity Index Fund–20

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Taiwan (continued)
China Steel Corp.	511,000	$380,015
Chunghwa Telecom Co. Ltd.	164,000	643,117
Compal Electronics, Inc.	180,000	215,414
CTBC Financial Holding Co. Ltd.	765,000	774,478
Delta Electronics, Inc.	84,000	898,964
E Ink Holdings, Inc.	37,000	262,440
E.Sun Financial Holding Co. Ltd.	614,869	521,621
Eclat Textile Co. Ltd.	8,000	136,735
eMemory Technology, Inc.	3,000	224,976
Eva Airways Corp.	119,000	117,500
Evergreen Marine Corp. Taiwan Ltd.	43,986	241,897
Far Eastern New Century Corp.	129,000	133,218
Far EasTone Telecommunications Co. Ltd.	77,000	194,644
Feng TAY Enterprise Co. Ltd.	24,193	119,440
First Financial Holding Co. Ltd.	474,436	409,156
Formosa Chemicals & Fibre Corp.	154,000	263,215
Formosa Petrochemical Corp.	50,000	107,176
Formosa Plastics Corp.	166,000	353,230
Fubon Financial Holding Co. Ltd.	338,520	733,027
Gigabyte Technology Co. Ltd.	22,000	215,164
Global Unichip Corp.	4,000	152,483
Globalwafers Co. Ltd.	9,000	156,077
Hon Hai Precision Industry Co. Ltd.	541,000	2,628,634
Hotai Motor Co. Ltd.	13,320	269,284
Hua Nan Financial Holdings Co. Ltd.	389,880	278,977
Innolux Corp.	381,012	180,961
Inventec Corp.	116,000	212,039
Largan Precision Co. Ltd.	4,000	303,717
Lite-On Technology Corp.	87,000	288,156
MediaTek, Inc.	66,000	2,392,238
Mega Financial Holding Co. Ltd.	502,143	631,533
Micro-Star International Co. Ltd.	31,000	161,764
Nan Ya Plastics Corp.	206,000	354,668
Nan Ya Printed Circuit Board Corp.	10,000	61,868
Nanya Technology Corp.	53,000	111,950
Nien Made Enterprise Co. Ltd.	7,000	77,648
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Taiwan (continued)
Novatek Microelectronics Corp.	25,000	$460,106
Pegatron Corp.	87,000	271,030
†PharmaEssentia Corp.	10,000	99,989
Pou Chen Corp.	97,000	109,871
†Powerchip Semiconductor Manufacturing Corp.	136,000	110,063
President Chain Store Corp.	25,000	207,399
Quanta Computer, Inc.	118,000	1,032,387
Realtek Semiconductor Corp.	21,000	365,491
Ruentex Development Co. Ltd.	69,295	75,891
Shanghai Commercial & Savings Bank Ltd.	166,190	250,556
†Shin Kong Financial Holding Co. Ltd.	575,764	145,005
SinoPac Financial Holdings Co. Ltd.	453,572	304,710
Synnex Technology International Corp.	55,000	134,735
Taishin Financial Holding Co. Ltd.	484,618	271,811
Taiwan Business Bank	269,800	134,042
Taiwan Cement Corp.	293,050	290,271
Taiwan Cooperative Financial Holding Co. Ltd.	447,566	363,608
Taiwan High Speed Rail Corp.	87,000	81,961
Taiwan Mobile Co. Ltd.	76,000	242,224
Taiwan Semiconductor Manufacturing Co. Ltd.	1,069,000	25,686,597
Unimicron Technology Corp.	60,000	356,211
Uni-President Enterprises Corp.	210,000	501,320
United Microelectronics Corp.	488,000	792,913
Vanguard International Semiconductor Corp.	40,000	105,989
Voltronic Power Technology Corp.	3,000	154,671
Walsin Lihwa Corp.	124,548	145,550
Wan Hai Lines Ltd.	29,190	40,132
Winbond Electronics Corp.	140,472	118,510
Wistron Corp.	114,000	429,234
Wiwynn Corp.	4,000	273,720
WPG Holdings Ltd.	69,000	206,977
Yageo Corp.	14,306	265,526
Yang Ming Marine Transport Corp.	77,000	106,104
Yuanta Financial Holding Co. Ltd.	442,008	415,718
LVIP SSGA Emerging Markets Equity Index Fund–21

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Taiwan (continued)
Zhen Ding Technology Holding Ltd.	29,000	$113,269
		54,249,074
Thailand–1.52%
Advanced Info Service PCL NVDR	51,571	288,331
Airports of Thailand PCL NVDR	186,566	333,633
Asset World Corp. PCL	355,772	40,172
Bangkok Dusit Medical Services PCL NVDR	482,965	373,930
Bangkok Expressway & Metro PCL NVDR	338,642	74,248
BTS Group Holdings PCL NVDR	345,917	53,090
Bumrungrad Hospital PCL NVDR	25,689	157,003
Central Pattana PCL NVDR	89,757	154,361
Central Retail Corp. PCL	80,137	79,066
Charoen Pokphand Foods PCL NVDR	158,471	79,046
CP ALL PCL NVDR	253,036	377,950
CP Axtra PCL NVDR	93,978	80,488
Delta Electronics Thailand PCL	141,028	279,254
Energy Absolute PCL NVDR	75,238	70,624
Global Power Synergy PCL NVDR	33,081	47,599
Gulf Energy Development PCL NVDR	127,080	152,374
Home Product Center PCL NVDR	264,795	77,651
Indorama Ventures PCL NVDR	72,065	47,204
Intouch Holdings PCL Class F	42,549	80,171
Kasikornbank PCL NVDR	26,246	89,195
Krung Thai Bank PCL NVDR	155,816	71,743
Krungthai Card PCL NVDR	45,420	56,950
Land & Houses PCL NVDR	374,221	75,383
Minor International PCL NVDR	148,295	134,121
Muangthai Capital PCL NVDR	33,555	42,763
PTT Exploration & Production PCL NVDR	59,945	244,791
PTT Global Chemical PCL NVDR	99,681	103,813
PTT Oil & Retail Business PCL	134,762	65,003
PTT PCL NVDR	432,222	396,833
SCB X PCL NVDR	35,794	111,833
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Thailand (continued)
SCG Packaging PCL	56,695	$44,672
Siam Cement PCL NVDR	33,573	234,632
Thai Oil PCL NVDR	54,304	87,437
TMBThanachart Bank PCL	787,300	39,271
†True Corp. PCL NVDR	459,424	96,953
		4,741,588
Turkey–0.69%
Akbank TAS	134,368	194,421
Aselsan Elektronik Sanayi Ve Ticaret AS	58,086	99,623
BIM Birlesik Magazalar AS	19,778	215,028
Coca-Cola Icecek AS	3,086	53,644
†Eregli Demir ve Celik Fabrikalari TAS	61,849	80,577
Ford Otomotiv Sanayi AS	3,123	111,568
Haci Omer Sabanci Holding AS	45,303	116,163
†KOC Holding AS	32,800	206,354
†Pegasus Hava Tasimaciligi AS	2,130	53,793
†Sasa Polyester Sanayi AS	55,000	73,151
†Tofas Turk Otomobil Fabrikasi AS	5,318	44,864
†Turk Hava Yollari AO	23,767	218,884
Turkcell Iletisim Hizmetleri AS	53,830	113,885
Turkiye Is Bankasi AS Class C	387,571	134,623
Turkiye Petrol Rafinerileri AS	41,637	227,822
Turkiye Sise ve Cam Fabrikalari AS	60,790	85,515
†Yapi ve Kredi Bankasi AS	149,855	127,465
		2,157,380
United Arab Emirates–1.20%
Abu Dhabi Commercial Bank PJSC	126,579	289,540
Abu Dhabi Islamic Bank PJSC	64,053	190,471
Abu Dhabi National Oil Co. for Distribution PJSC	138,002	136,790
Aldar Properties PJSC	166,907	250,889
Americana Restaurants International PLC	110,897	99,354
Dubai Islamic Bank PJSC	127,301	202,447
Emaar Properties PJSC	286,894	636,718
Emirates NBD Bank PJSC	82,453	388,437
Emirates Telecommunications Group Co. PJSC	151,116	753,882
First Abu Dhabi Bank PJSC	192,092	700,942
LVIP SSGA Emerging Markets Equity Index Fund–22

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Arab Emirates (continued)
†Multiply Group PJSC	172,993	$105,522
		3,754,992
United Kingdom–0.14%
Anglogold Ashanti PLC	18,226	406,756
†Pepco Group NV	7,133	32,144
		438,900
United States–0.09%
†Legend Biotech Corp. ADR	3,200	179,488
Parade Technologies Ltd.	3,000	86,241
		265,729
Total Common Stock (Cost $236,578,866)		298,972,661
ΔPREFERRED STOCKS–2.34%
Brazil–1.50%
Banco Bradesco SA 7.81%	229,871	655,412
Centrais Eletricas Brasileiras SA 3.20%	11,200	104,354
Cia Energetica de Minas Gerais 10.14%	61,320	153,807
Companhia Paranaense de Energia 3.48%	42,400	81,243
Gerdau SA 7.66%	50,725	224,527
Itau Unibanco Holding SA 6.82%	210,000	1,455,019
Itausa SA 8.86%	234,519	490,510
Petroleo Brasileiro SA 8.54%	206,300	1,542,499
		4,707,371
Chile–0.10%
Sociedad Quimica y Minera de Chile SA 8.72%	6,175	300,617
		300,617
	Number of Shares	Value (U.S. $)
ΔPREFERRED STOCKS (continued)
Colombia–0.05%
Bancolombia SA 10.75%	19,906	$169,241
		169,241
Republic of Korea–0.69%
Hyundai Motor Co. 10.83%	1,007	118,259
Hyundai Motor Co. 11.07%	1,562	181,929
LG Chem Ltd. 1.20%	341	75,989
Samsung Electronics Co. Ltd. 1.59%	35,663	1,780,170
		2,156,347
Russia–0.00%
=†πSurgutneftegas PJSC 1.19%	640,200	0
		0
Total Preferred Stocks (Cost $5,551,306)		7,333,576
WARRANT–0.00%
Thailand–0.00%
†Srisawad Corp. PCL exp 8/29/25 exercise price THB 100.0000	3,180	86
Total Warrant (Cost $0)		86

MONEY MARKET FUND–1.76%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 5.26%)	5,517,091	5,517,091
Total Money Market Fund (Cost $5,517,091)		5,517,091

TOTAL INVESTMENTS–99.57% (Cost $247,647,263)	311,823,414
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.43%	1,353,514
NET ASSETS APPLICABLE TO 30,636,663 SHARES OUTSTANDING–100.00%	$313,176,928

ΔSecurities have been classified by country of origin.
†Non-income producing.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
πRestricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, or have certain restrictions on resale which may limit their liquidity. At March 31, 2024, the aggregate value of restricted securities was $0, which represented 0.00% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

LVIP SSGA Emerging Markets Equity Index Fund–23

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
Restricted Securities
Investment	Date of Acquisition	Cost	Value
Alrosa PJSC	10/31/2018	$326,421	$0
Gazprom PJSC	10/31/2018	2,374,958	0
Gazprom PJSC ADR	10/31/2018	182,671	0
Inter RAO UES PJSC	10/31/2018	220,154	0
LUKOIL PJSC	10/31/2018	3,036,023	0
MMC Norilsk Nickel PJSC	10/31/2018	1,093,007	0
Mobile TeleSystems PJSC ADR	5/19/2021	329,452	0
Moscow Exchange MICEX-Rates PJSC	10/31/2018	222,248	0
Novatek PJSC GDR	2/17/2021	1,327,703	0
Novolipetsk Steel PJSC	10/31/2018	331,713	0
PhosAgro PJSC	4/26/2022	1,013	0
PhosAgro PJSC GDR	4/26/2022	157,510	0
Polyus PJSC	10/31/2018	243,731	0
Rosneft Oil Co. PJSC	10/31/2018	765,027	0
Sberbank of Russia PJSC	10/31/2018	3,026,893	0
Severstal PAO	10/31/2018	284,734	0
Surgutneftegas PJSC	10/31/2018	311,071	0
Surgutneftegas PJSC	10/31/2018	371,776	0
Tatneft PJSC	10/31/2018	1,490,294	0
VK IPJSC GDR	2/17/2021	330,604	0
VTB Bank PJSC	10/31/2018	165,967	0
Yandex NV Class A	2/17/2021	1,962,092	0
Total		$18,555,062	$—

The following futures contracts and swap contracts were outstanding at March 31, 2024:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
92	E-mini MSCI Emerging Markets Index	$4,825,400	$4,817,730	6/21/24	$7,670	$—
Swap Contract
Total Return Swap (TRS) Contract
Counterparty/ Swap Obligation	Notional Amount[2]	Floating Interest Rate Received	Termination Date	Value	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
BNP- Receive amounts based on MSCI China A Inclusion Net Return Index and pay variable quarterly payments based on SOFR12M3	4,992,910	(3.61%)	10/21/24	$420,092	$420,092	$—

The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2024.
[2] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
LVIP SSGA Emerging Markets Equity Index Fund–24

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
[3] The MSCI China A Index captures large and mid-cap representation across China securities listed on the Shanghai and Shenzhen exchanges. The index is designed for international investors and is calculated using China A Stock Connect listings based on the offshore
RMB exchange rate (CNH).

Summary of Abbreviations:
ADR–American Depositary Receipt
BNP–BNP Paribas
CMPC–Coût Moyen Pondéré du Capital
COPEC–Compañia de Petroleos de Chile
GDR–Global Depository Receipt
LNG–Liquefied Natural Gas
MSCI–Morgan Stanley Capital International
NVDR–Non-Voting Depository Receipt
PJSC–Public Joint Stock Company
QSC–Qatari Shareholding Company
SOFR12M–Secured Overnight Financing Rate 12 Months
THB–Thailand Baht
See accompanying notes.
LVIP SSGA Emerging Markets Equity Index Fund–25

LVIP SSGA Emerging Markets Equity Index Fund
Notes
March 31, 2024 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Emerging Markets Equity Index Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Equity securities listed on a foreign exchange are generally valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sale price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments including restricted securities, for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.   Total return swap contracts are valued based upon valuations provided by an independent pricing service and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation.The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value.
LVIP SSGA Emerging Markets Equity Index Fund–26

LVIP SSGA Emerging Markets Equity Index Fund
Notes (continued)
 2. Investments (continued)
Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Brazil	$11,644,476	$—	$—	$11,644,476
Chile	1,186,956	—	—	1,186,956
China	68,025,569	—	—	68,025,569
Colombia	194,722	—	—	194,722
Czech Republic	433,291	—	—	433,291
Egypt	226,617	—	—	226,617
Greece	1,567,428	—	—	1,567,428
Hong Kong	5,115,398	—	—	5,115,398
Hungary	760,930	—	—	760,930
India	55,154,130	—	—	55,154,130
Indonesia	5,812,752	—	—	5,812,752
Kuwait	2,569,277	—	—	2,569,277
Luxembourg	147,050	—	—	147,050
Malaysia	1,106,641	3,130,419	—	4,237,060
Mexico	101,445	8,397,702	—	8,499,147
Netherlands	158,535	—	—	158,535
Peru	1,026,803	—	—	1,026,803
Philippines	1,364,578	618,743	—	1,983,321
Poland	3,018,998	—	—	3,018,998
Qatar	2,552,832	—	—	2,552,832
Republic of Korea	37,799,542	—	—	37,799,542
Russia	—	—	— *	—
Saudi Arabia	13,247,508	—	—	13,247,508
South Africa	8,002,656	—	—	8,002,656
Taiwan	54,249,074	—	—	54,249,074
Thailand	4,741,588	—	—	4,741,588
Turkey	2,157,380	—	—	2,157,380
United Arab Emirates	3,754,992	—	—	3,754,992
United Kingdom	438,900	—	—	438,900
United States	265,729	—	—	265,729
Preferred Stocks
Brazil	4,707,371	—	—	4,707,371
Chile	300,617	—	—	300,617
Colombia	—	169,241	—	169,241
Republic of Korea	2,156,347	—	—	2,156,347
Russia	—	—	— *	—
Warrant	86	—	—	86
Money Market Fund	5,517,091	—	—	5,517,091
Total Investments	$299,507,309	$12,316,105	$—	$311,823,414
Derivatives:

Assets:
Futures Contract	$7,670	$—	$—	$7,670
Swap Contract	$—	$420,092	$—	$420,092

*	Includes securities that have been valued at zero on the "Schedule of Investments" that are considered to be Level 3 investments in this table.
During the period ended March 31, 2024, there were no material transfers to or from Level 3 investments.
As a result of utilizing International fair value pricing at March 31, 2024, a portion of the Fund’s common stock investments was categorized as Level 2.
LVIP SSGA Emerging Markets Equity Index Fund–27